DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)				2 Months Ended	9 Months Ended		12 Months Ended
	Apr. 09, 2019	Apr. 09, 2019	Feb. 26, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from issuance of private placement warrants					$ 0	$ 9,111,465	$ 9,111,465
Transaction costs				$ 80,250	0	$ 222,351	222,351
Cash held outside Trust Account				$ 12,000	429,605		$ 1,600,833
Percentage of fair market value of assets held in the Trust Account			80.00%
Percentage of voting acquires			50.00%
Tangible assets business combination			$ 5,000,001
Interest to pay dissolution expenses			$ 100,000
Underwriters
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of additional units purchase	557,322
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of initial public offering units consummated			30,000,000
Sale of units per share			$ 10.00
Proceeds from issuance initial public offering			$ 300,000,000
Cash held in trust account			$ 300,000,000
Warrants exercise price share			$ 11.50
Transaction costs			$ 17,437,018		17,437,018
Underwriting fees			6,111,465		6,111,465
Deferred underwriting fees			10,695,063		10,695,063
Other offering costs			$ 630,490		$ 630,490
Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units per share	$ 10.00	$ 10.00					$ 10.00
Proceeds from issuance of private placement warrants	$ 5,684,685
Cash held in trust account	$ 305,573,220	$ 305,573,220
Number of additional private placement warrants sold	74,310	74,310
Warrants exercise price share	$ 1.50	$ 1.50
Additional net proceeds private placement warrants	$ 5,573,220
Private Placement Warrants | Acamar Partners Sponsor I LLC (the "Sponsor")
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of initial public offering units consummated			6,000,000
Sale of units per share			$ 1.50
Proceeds from issuance of private placement warrants			$ 9,000,000
Over-Allotment Option [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Redemption of public shares, threshold period on non-completion of Business acquisition				10 days